Condensed Consolidated Balance Sheets (Parenthetical)	6 Months Ended
	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.24	$ 0.24
Common stock, shares authorized	6,000,000	6,000,000
Common stock, shares issued	1,219,937	266,640
Common stock, shares outstanding	1,219,937	266,640
Stock split ratio	0.1